RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	622,273	1,398,093
Derivatives [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	774	22,274
Derivatives [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 400,266	$ 705,862